OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS
NOTE 4:-	OTHER CURRENT ASSETS

	December 31,
	2013	2012

Indirect taxes	$82	$567
Government of Israel - OCS receivable	389	322
Prepaid expenses and work in progress	2,328	2,388
Advances to suppliers	151	28
Others	142	250

	$3,092	$3,555